Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	GOODWILL

($ millions)	2022	2021
Balance, beginning of year	11,720	11,792
Foreign currency translation impacts (1)	744	(72)
Balance, end of year	12,464	11,720
(1)    Relates to the translation of goodwill associated with the acquisitions of ITC, UNS Energy, Central Hudson, Caribbean Utilities and FortisTCI, whose functional currency is the U.S. dollar

No goodwill impairment was recognized by the Corporation in 2022 or 2021.